Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Accounts Receivable, Net
	As of December 31,
	2022	2023
Accounts receivable, gross – current	452,783	389,355
Less: allowance for credit losses	(335,374)	(315,785)
Accounts receivable, net	117,409	73,570

Schedule of Allowance for Credit Losses

Movement of allowance for credit losses was as follows:

	Year ended December 31,
	2021	2022	2023
At beginning of the period	(86,698)	(335,841)	(335,374)
(Additional)/Reversal of provisions	(249,143)	467	19,589
At the end of the period	(335,841)	(335,374)	(315,785)